Leases_Details of assets subject to operating lease (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure of assets subject to operating lease [Line Items]
Net carrying value	₩ 1,116,175
Acquisition cost
Disclosure of assets subject to operating lease [Line Items]
Net carrying value	1,507,156
Accumulated depreciation
Disclosure of assets subject to operating lease [Line Items]
Net carrying value	₩ (390,981)